Schedule of Reconciliation Provision for Income Tax and the Provision at the Singapore Statutory Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
(Loss) Income before tax	$ (15,621,986)	$ (3,213,360)	$ 258,472
Loss tax expense computed at statutory rate	(17.00%)	(17.00%)	17.00%
Non-deductible expenses	22.20%	4.70%	22.80%
Income not subject to tax	(0.10%)	(0.30%)	(6.50%)
Underprovision in respect of prior years	0.00%	0.00%	8.80%
Utilization of previously unrecognized tax losses	0.00%	0.00%	(17.50%)
Deferred tax assets not recognised	(5.10%)	12.60%	39.30%
Others	0.00%	0.00%	0.20%
Effective tax rate	0.00%	0.00%	64.10%